Nuveen Global High Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JGH
Nu
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 139.4%   (96.3% of Total Investments)
X 268,944,455 CORPORATE BONDS - 95.6% (66.1% of Total Investments)
X 268,944,455
Aerospace & Defense - 0.2%
$ 475 Embraer Netherlands Finance BV, 144A 6.950% 1/17/28 BB+ $ 446,500
Air Freight & Logistics - 0.1%
500 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 430,355
Airlines - 0.9%
1,100 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 1,036,750
1,710 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B 1,496,163
2,810 Total Airlines 2,532,913
Auto Components - 3.2%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,752,860
3,000 Dana Inc 4.250% 9/01/30 BB+ 2,197,354
3,000 Goodyear Tire & Rubber Co 5.250% 4/30/31 BB- 2,404,865
3,000 IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%),
144A
6.375% 5/15/29 Ba2 2,580,000
11,000 Total Auto Components 8,935,079
Banks - 1.3%
875 Access Bank PLC, 144A 6.125% 9/21/26 B2 656,827
1,000 Akbank TAS, 144A 6.800% 2/06/26 B3 889,400
1,250 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 905,250
1,525 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 1,244,400
4,650 Total Banks 3,695,877
Beverages - 2.2%
730 Central American Bottling Corp / CBC Bottling Holdco SL
/ Beliv Holdco SL, 144A
5.250% 4/27/29 BB+ 633,275
3,500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,847,008
3,425 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 2,619,680
7,655 Total Beverages 6,099,963
Biotechnology - 0.3%
1,500 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 BB- 997,500
Building Products - 0.2%
625 Cemex SAB de CV, 144A 5.125% 9/08/71 BB- 500,784
Capital Markets - 3.7%
135 AG TTMT Escrow Issuer LLC, 144A 0.000% 9/30/27 B2 126,900
1,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 Ba2 868,000
2,000 Compass Group Diversified Holdings LLC, 144A 5.000% 1/15/32 B+ 1,461,904
600 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 470,838
2,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 1,531,460
1,275 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 1,116,275
1,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 1,247,564
1,900 LPL Holdings Inc, 144A 4.375% 5/15/31 BB 1,575,506
1,000 NFP Corp, 144A 7.500% 10/01/30 B1 948,903
1,250 NFP Corp, 144A 6.875% 8/15/28 CCC+ 975,000
12,710 Total Capital Markets 10,322,350

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 4.3%
$ 905 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 695,031
495 Avient Corp, 144A 7.125% 8/01/30 BB- 456,850
1,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 B- 1,024,320
2,275 Consolidated Energy Finance SA, 144A 5.625% 10/15/28 BB- 1,825,003
1,905 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 1,537,802
600 OCP SA, 144A 5.125% 6/23/51 BB+ 381,000
1,160 Olympus Water US Holding Corp, 144A 6.250% 10/01/29 CCC+ 794,600
960 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 738,000
1,500 Sasol Financing USA LLC 5.500% 3/18/31 BB 1,132,500
2,000 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B 1,180,000
1,600 Tronox Inc, 144A 4.625% 3/15/29 BB- 1,184,000
1,005 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 753,750
380 WR Grace Holdings LLC, 144A 4.875% 6/15/27 BB+ 326,660
15,785 Total Chemicals 12,029,516
Commercial Services & Supplies - 3.0%
1,750 ADT Security Corp, 144A 4.125% 8/01/29 BB- 1,452,500
1,275 ADT Security Corp, 144A 4.875% 7/15/32 BB- 1,028,240
2,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 1,540,640
500 Covanta Holding Corp, 144A 4.875% 12/01/29 B 404,130
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 1,286,242
2,170 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 1,828,225
1,100 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 938,709
10,295 Total Commercial Services & Supplies 8,478,686
Construction Materials - 0.6%
900 Cemex SAB de CV, 144A 7.375% 6/05/27 BB+ 891,000
750 Cemex SAB de CV, 144A 3.875% 7/11/31 BB+ 590,984
214 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 BB 176,550
1,864 Total Construction Materials 1,658,534
Containers & Packaging - 1.2%
900 Ardagh Metal Packaging Finance USA LLC / Ardagh
Metal Packaging Finance PLC, 144A
4.000% 9/01/29 B+ 659,118
1,000 LABL Inc, 144A 8.250% 11/01/29 CCC+ 726,866
1,400 LABL Inc, 144A 5.875% 11/01/28 B2 1,133,859
945 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 781,458
4,245 Total Containers & Packaging 3,301,301
Diversified Financial Services - 0.6%
1,125 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 B 978,750
815 Mexico Remittances Funding Fiduciary Estate
Management Sarl, 144A
4.875% 1/15/28 BB+ 670,338
1,940 Total Diversified Financial Services 1,649,088
Diversified Telecommunication Services - 4.0%
1,830 Altice France SA/France, 144A 5.500% 10/15/29 B 1,376,862
3,825 Altice France SA/France, 144A 5.125% 7/15/29 B 2,857,696
1,000 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 836,477
1,905 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 1,496,616
1,155 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 1,009,932
2,375 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 2,034,710
2,000 Telecom Italia Capital SA 7.200% 7/18/36 BB 1,567,360
14,090 Total Diversified Telecommunication Services 11,179,653

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.9%
$ 750 AES Andres BV, 144A 5.700% 5/04/28 BB- $ 615,398
800 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 653,000
1,400 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 1,218,882
750 NPC Ukrenergo, 144A 6.875% 11/09/28 Caa3 143,544
3,700 Total Electric Utilities 2,630,824
Electronic Equipment, Instruments & Components - 0.9%
3,125 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 2,636,406
Energy Equipment & Services - 0.9%
1,200 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,074,696
1,625 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 1,428,367
2,825 Total Energy Equipment & Services 2,503,063
Entertainment - 0.6%
1,070 Cinemark USA Inc, 144A 8.750% 5/01/25 BB+ 1,081,718
530 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 505,776
1,600 Total Entertainment 1,587,494
Equity Real Estate Investment Trusts - 0.3%
880 XHR LP, 144A 4.875% 6/01/29 B+ 725,573
Food & Staples Retailing - 0.5%
750 BRF SA, 144A 5.750% 9/21/50 Ba2 516,778
1,065 Performance Food Group Inc, 144A 4.250% 8/01/29 BB- 886,719
1,815 Total Food & Staples Retailing 1,403,497
Food Products - 0.4%
1,225 Amaggi Luxembourg International Sarl, 144A 5.250% 1/28/28 BB 1,073,403
Gas Utilities - 2.0%
4,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 3,629,805
250 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 BB- 205,200
2,250 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 1,858,185
6,925 Total Gas Utilities 5,693,190
Health Care Equipment & Supplies - 0.5%
1,495 Embecta Corp, 144A 5.000% 2/15/30 Ba3 1,283,203
Health Care Providers & Services - 2.7%
450 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 BB- 346,365
920 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 809,600
2,000 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 1,481,434
2,400 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 2,003,280
3,500 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 3,066,311
9,270 Total Health Care Providers & Services 7,706,990
Hotels, Restaurants & Leisure - 4.4%
725 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 656,545
152 Arcos Dorados Holdings Inc, 144A 5.875% 4/04/27 Ba2 144,959
1,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 916,981
1,980 Cinemark USA Inc, 144A 5.250% 7/15/28 B 1,522,798
2,210 Constellation Merger Sub Inc, 144A 8.500% 9/15/25 Caa2 1,923,399
835 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 B 690,963

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 400 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
6.750% 7/15/30 CCC+ $ 303,786
830 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 669,893
1,400 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 1,240,078
1,700 Life Time Inc, 144A 5.750% 1/15/26 B 1,547,000
1,175 MGM China Holdings Ltd, 144A 5.875% 5/15/26 B+ 951,938
600 Playtika Holding Corp, 144A 4.250% 3/15/29 B+ 479,844
1,750 Wynn Macau Ltd, 144A 5.500% 10/01/27 B+ 1,207,500
14,807 Total Hotels, Restaurants & Leisure 12,255,684
Independent Power And Renewable Electricity Producers - 1.5%
2,815 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 2,370,018
1,000 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 594,690
825 Investment Energy Resources Ltd, 144A 6.250% 4/26/29 BB- 698,456
645 UEP Penonome II SA, 144A 6.500% 10/01/38 BB 554,754
5,285 Total Independent Power And Renewable Electricity Producers 4,217,918
Insurance - 3.5%
1,125 Acrisure LLC / Acrisure Finance Inc, 144A 10.125% 8/01/26 CCC+ 1,082,813
2,475 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 1,939,608
100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 85,418
520 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 431,632
4,200 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 3,307,500
1,000 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 962,500
1,500 GTCR AP Finance Inc, 144A 8.000% 5/15/27 N/R 1,379,917
1,000 SBL Holdings Inc, 144A 6.500% 12/30/49 BB 752,500
11,920 Total Insurance 9,941,888
Interactive Media & Services - 0.6%
1,000 Getty Images Inc, 144A 9.750% 3/01/27 B 992,500
1,225 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B+ 810,031
2,225 Total Interactive Media & Services 1,802,531
Internet & Direct Marketing Retail - 0.2%
650 B2W Digital Lux Sarl, 144A 4.375% 12/20/30 Ba1 441,815
IT Services - 4.6%
3,200 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 2,727,627
2,225 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,869,193
2,225 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 1,836,593
5,000 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 4,308,678
3,000 Virtusa Corp, 144A 7.125% 12/15/28 CCC+ 2,229,900
15,650 Total IT Services 12,971,991
Machinery - 1.2%
3,625 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 3,341,905
Media - 5.2%
100 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 79,084
1,250 CSC Holdings LLC, 144A 5.375% 2/01/28 BB- 1,090,625
2,285 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 1,969,921
2,550 DISH DBS Corp 5.125% 6/01/29 B 1,498,125
600 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 491,548
750 DISH DBS Corp, 144A 5.750% 12/01/28 Ba3 566,805
1,545 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 1,211,937

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 1,325 Gray Television Inc, 144A 4.750% 10/15/30 BB- $ 993,011
1,275 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 960,160
2,500 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 1,940,075
925 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 791,947
4,000 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 2,988,384
19,105 Total Media 14,581,622
Metals & Mining - 6.0%
3,000 AngloGold Ashanti Holdings PLC 6.500% 4/15/40 Baa3 2,616,799
700 Cia de Minas Buenaventura SAA, 144A 5.500% 7/23/26 BB 584,828
890 Commercial Metals Co 4.375% 3/15/32 BB+ 703,100
875 Constellium SE, 144A 3.750% 4/15/29 B+ 638,821
1,750 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ 1,614,777
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,609,460
1,500 Gold Fields Orogen Holdings BVI Ltd, 144A 6.125% 5/15/29 BBB- 1,408,915
1,580 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 1,519,928
2,070 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,000,448
4,270 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 3,292,213
19,635 Total Metals & Mining 16,989,289
Oil, Gas & Consumable Fuels - 15.9%
1,335 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 1,178,672
1,430 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 1,251,972
625 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 575,000
1,875 Cosan SA, 144A 5.500% 9/20/29 BB 1,691,250
1,900 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 1,719,500
625 Ecopetrol SA 6.875% 4/29/30 Baa3 524,945
1,000 Ecopetrol SA 5.875% 11/02/51 Baa3 592,500
2,351 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 1,908,677
200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 187,000
335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 316,565
275 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 262,108
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 416,719
425 EQM Midstream Partners LP, 144A 4.500% 1/15/29 BB 342,413
500 Genesis Energy LP / Genesis Energy Finance Corp 6.500% 10/01/25 B 452,049
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 4/15/30 BB+ 1,137,329
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 BB+ 1,155,982
500 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 433,193
525 Kosmos Energy Ltd, 144A 7.750% 5/01/27 B+ 417,375
3,000 Laredo Petroleum Inc 9.500% 1/15/25 B+ 2,975,040
1,500 Leviathan Bond Ltd, 144A , Reg S 6.500% 6/30/27 BB 1,371,021
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 387,985
1,000 Medco Oak Tree Pte Ltd, 144A 7.375% 5/14/26 B1 870,000
4,000 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 3,590,000
1,600 Murphy Oil Corp 5.875% 12/01/27 BB+ 1,495,584
2,645 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 2,443,716
700 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 622,727
1,325 Parkland Corp, 144A 4.500% 10/01/29 BB 1,069,700
1,890 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 1,532,176
980 Petrobras Global Finance BV 6.900% 3/19/49 Ba1 815,164
550 Petrobras Global Finance BV 5.500% 6/10/51 Ba1 390,540
4,671 Petroleos Mexicanos 6.700% 2/16/32 BBB 3,277,290
619 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 569,488
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 649,659
2,000 SM Energy Co 5.625% 6/01/25 BB- 1,920,000
1,000 SM Energy Co 6.750% 9/15/26 BB- 962,500

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,410 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ $ 1,152,675
475 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 394,036
1,180 Tullow Oil PLC, 144A 10.250% 5/15/26 B2 997,100
3,000 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 2,726,475
52,081 Total Oil, Gas & Consumable Fuels 44,776,125
Personal Products - 2.1%
3,000 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- 2,537,970
2,325 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
7.000% 12/31/27 CCC 1,778,625
1,175 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B2 1,031,121
745 Natura &Co Luxembourg Holdings Sarl, 144A 6.000% 4/19/29 BB 613,374
7,245 Total Personal Products 5,961,090
Pharmaceuticals - 2.1%
2,740 Bausch Health Cos Inc, 144A 4.875% 6/01/28 BB- 1,766,478
2,650 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 2,170,774
1,800 Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 Ba2 1,651,869
495 Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/09/29 Ba2 408,355
7,685 Total Pharmaceuticals 5,997,476
Real Estate Management & Development - 2.0%
975 Howard Hughes Corp, 144A 4.125% 2/01/29 BB 753,187
1,050 Howard Hughes Corp, 144A 4.375% 2/01/31 BB 754,220
2,175 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,577,006
1,125 Kennedy-Wilson Inc 4.750% 3/01/29 BB 858,600
2,310 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.250% 4/15/30 B+ 1,568,698
7,635 Total Real Estate Management & Development 5,511,711
Road & Rail - 0.4%
1,340 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,085,670
Software - 1.6%
2,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 1,635,130
4,000 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 2,960,000
6,000 Total Software 4,595,130
Specialty Retail - 3.6%
1,035 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 827,348
2,605 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 2,006,007
950 Builders FirstSource Inc, 144A 6.375% 6/15/32 Ba2 843,832
945 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 731,776
3,900 Michaels Cos Inc, 144A 7.875% 5/01/29 CCC+ 2,251,782
750 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 526,485
1,000 Staples Inc, 144A 10.750% 4/15/27 CCC+ 741,250
2,500 Staples Inc, 144A 7.500% 4/15/26 B 2,099,025
13,685 Total Specialty Retail 10,027,505
Textiles, Apparel & Luxury Goods - 0.2%
725 Wolverine World Wide Inc, 144A 4.000% 8/15/29 BB- 553,074
Trading Companies & Distributors - 2.2%
2,090 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 1,766,948
5,470 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 4,540,100
7,560 Total Trading Companies & Distributors 6,307,048

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Transportation Infrastructure - 0.3%
$ 1,000 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB- $ 923,000
Wireless Telecommunication Services - 2.5%
1,375 America Movil SAB de CV, 144A 5.375% 4/04/32 A- 1,183,160
1,550 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,266,024
725 CT Trust, 144A 5.125% 2/03/32 Ba1 545,562
900 Millicom International Cellular SA, 144A 5.125% 1/15/28 BB+ 750,022
250 Millicom International Cellular SA, 144A 4.500% 4/27/31 BB+ 178,235
1,050 Oztel Holdings SPC Ltd, 144A 6.625% 4/24/28 BB 1,015,329
2,880 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 2,221,909
8,730 Total Wireless Telecommunication Services 7,160,241
$ 329,592 Total Corporate Bonds (cost $329,231,765) 268,944,455
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 43,950,322 SOVEREIGN DEBT - 15.6% (10.8% of Total Investments)
X 43,950,322
Angola - 0.9%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 776,475
900 Angolan Government International Bond , 144A 8.000% 11/26/29 B- 675,198
1,500 Angolan Government International Bond , 144A 8.250% 5/09/28 B3 1,179,450
Total Angola 2,631,123
Argentina - 0.1%
544 Argentine Republic Government International Bond 2.500% 7/09/41 CCC+ 115,959
548 Argentine Republic Government International Bond 0.500% 7/09/30 CCC+ 109,304
169 Argentine Republic Government International Bond 1.000% 7/09/29 CCC+ 32,256
1,050 Provincia de Buenos Aires/Government Bonds , 144A 3.900% 9/01/37 CCC+ 325,500
Total Argentina 583,019
Bahrain - 0.5%
1,450 Bahrain Government International Bond , 144A 7.000% 10/12/28 B+ 1,389,462
Brazil - 0.3%
1,200 Brazilian Government International Bond 5.000% 1/27/45 Ba2 870,873
Colombia - 0.8%
2,150 Colombia Government International Bond 3.250% 4/22/32 Baa2 1,453,110
1,400 Colombia Government International Bond 3.125% 4/15/31 Baa2 970,779
Total Colombia 2,423,889
Cote d'Ivoire - 0.6%
1,881 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,603,525
Dominican Republic - 1.2%
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB- 785,866
1,175 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB- 793,933
1,500 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB- 1,127,717
650 Dominican Republic International Bond , 144A 5.500% 2/22/29 BB- 559,485
Total Dominican Republic 3,267,001
Ecuador - 0.3%
1,768 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 832,168
371 Ecuador Government International Bond , 144A 1.000% 7/31/35 B- 122,253
80 Ecuador Government International Bond , 144A 0.000% 7/31/30 B- 23,018
Total Ecuador 977,439

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Egypt - 1.3%
$ 2,300 Egypt Government International Bond , 144A 7.053% 1/15/32 B+ $ 1,386,247
1,700 Egypt Government International Bond , 144A 7.600% 3/01/29 B+ 1,187,073
1,300 Egypt Government International Bond , 144A 5.875% 6/11/25 B+ 1,026,948
Total Egypt 3,600,268
El Salvador - 0.1%
725 El Salvador Government International Bond , 144A 7.650% 6/15/35 CCC+ 240,203
Ghana - 0.4%
3,325 Ghana Government International Bond , 144A 8.125% 3/26/32 CCC+ 1,237,632
Guatemala - 0.6%
1,980 Guatemala Government Bond , 144A 6.125% 6/01/50 Ba1 1,623,076
Honduras - 0.2%
725 Honduras Government International Bond , 144A 6.250% 1/19/27 BB- 594,709
Iraq - 0.6%
2,131 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,747,403
Jordan - 0.6%
825 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 670,313
500 Jordan Government International Bond , 144A 7.750% 1/15/28 BB- 471,975
500 Jordan Government International Bond , 144A 6.125% 1/29/26 B+ 468,390
Total Jordan 1,610,678
Kenya - 0.8%
2,000 Republic of Kenya Government International Bond , 144A 7.000% 5/22/27 B+ 1,533,400
825 Republic of Kenya Government International Bond , 144A 6.300% 1/23/34 B+ 503,250
Total Kenya 2,036,650
Mongolia - 0.2%
675 Mongolia Government International Bond , 144A 4.450% 7/07/31 B 467,506
Nigeria - 0.6%
1,200 Nigeria Government International Bond , 144A 6.125% 9/28/28 B2 793,560
1,425 Nigeria Government International Bond , 144A 7.875% 2/16/32 B2 912,371
Total Nigeria 1,705,931
Oman - 1.4%
1,500 Oman Government International Bond , 144A 6.000% 8/01/29 BB 1,396,056
1,000 Oman Government International Bond , 144A 4.750% 6/15/26 BB 931,250
800 Oman Government International Bond , 144A 6.750% 10/28/27 BB 789,000
800 Oman Sovereign Sukuk Co , 144A 4.875% 6/15/30 BB 763,088
Total Oman 3,879,394
Pakistan - 0.3%
1,450 Pakistan Government International Bond , 144A 6.875% 12/05/27 B- 543,750
1,000 Pakistan Government International Bond , 144A 6.000% 4/08/26 B3 384,200
Total Pakistan 927,950
Paraguay - 0.2%
600 Paraguay Government International Bond , 144A 3.849% 6/28/33 Ba1 469,739
Rwanda - 0.6%
2,450 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 1,773,447
Senegal - 0.4%
1,500 Senegal Government International Bond , 144A 6.250% 5/23/33 Ba3 1,124,907
South Africa - 0.6%
1,925 Republic of South Africa Government International Bond 5.875% 4/20/32 Ba2 1,588,341

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Sri Lanka - 0.1%
$ 1,500 Sri Lanka Government International Bond , 144A 6.125% 6/03/25 Ca $ 402,645
Turkey - 1.7%
1,250 Turkey Government International Bond 6.625% 2/17/45 B 829,650
1,250 Turkey Government International Bond 5.875% 6/26/31 B 906,000
1,500 Turkey Government International Bond 5.125% 2/17/28 B 1,162,500
1,500 Turkey Government International Bond 6.500% 9/20/33 B 1,085,610
1,000 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B3 828,020
Total Turkey 4,811,780
Ukraine - 0.2%
500 Ukraine Government International Bond , 144A 6.876% 5/21/31 CCC+ 91,370
750 Ukraine Government International Bond , 144A 7.253% 3/15/35 CCC+ 137,724
675 Ukraine Government International Bond , 144A 7.750% 9/01/27 CCC+ 132,638
Total Ukraine 361,732
Total Sovereign Debt (cost $63,625,904) 43,950,322
Principal
Amount (000) Description (1) Coupon (3)
Reference
Rate (3) Spread (3) Maturity (4) Ratings (2) Value
X 35,485,299 VARIABLE RATE SENIOR LOAN INTERESTS - 12.6% (8.7% of Total Investments) (3)
X 35,485,299
Airlines - 1.3%
$ 750 AAdvantage Loyalty IP Ltd.,
Term Loan
7.460% 3-Month LIBOR 4.750% 4/20/28 Ba2 $ 728,625
3,162 Air Canada, Term Loan B 6.421% 3-Month LIBOR 3.500% 8/11/28 Ba2 3,014,991
12 SkyMiles IP Ltd., Term Loan B 6.460% 3-Month LIBOR 3.750% 10/20/27 Baa1 12,442
3,924 Total Airlines 3,756,058
Auto Components - 0.4%
1,089 Autokiniton US Holdings, Inc.,
Term Loan B
7.185% 1-Month LIBOR 4.500% 4/06/28 B 1,005,964
269 Truck Hero Inc(WI/DD) TBD TBD TBD TBD B2 236,101
1,358 Total Auto Components 1,242,065
Beverages - 0.9%
875 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 7/12/29 B+ 838,539
1,980 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 1,786,674
2,855 Total Beverages 2,625,213

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000) Description (1) Coupon (3)
Reference
Rate (3) Spread (3) Maturity (4) Ratings (2) Value
Building Products - 0.4%
$ 1,000 CHI Doors Holdings
Corp(WI/DD)
TBD TBD TBD TBD B $ 990,000
Capital Markets - 0.0%
102 Astra Acquisition Corp., Term
Loan, First Lien
8.365% 1-Month LIBOR 5.250% 10/22/28 BB- 86,857
Chemicals - 0.1%
283 W.R. Grace & Co.-Conn., Term
Loan B
7.438% 3-Month LIBOR 3.750% 9/22/28 BB+ 265,537
Communications Equipment - 0.3%
833 Maxar Technologies Ltd.,
Term Loan B
7.384% SOFR30A 4.350% 6/14/29 B 784,674
Diversified Consumer Services - 0.9%
3,021 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 2,662,422
Food Products - 0.7%
2,255 H Food Holdings LLC, Term
Loan B3
8.115% 1-Month LIBOR 5.000% 5/31/25 B2 1,972,698
Health Care Equipment & Supplies - 0.7%
1,969 Viant Medical Holdings, Inc.,
Term Loan, First Lien
6.865% 1-Month LIBOR 3.750% 7/02/25 B3 1,838,366
Health Care Providers & Services - 1.2%
442 Da Vinci Purchaser Corp.,
Term Loan
7.674% 3-Month LIBOR 4.000% 11/26/26 B 417,420
2,839 Onex TSG Intermediate
Corp., Term Loan B
7.865% 1-Month LIBOR 4.750% 2/26/28 B 2,517,312
400 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
6.871% 1-Month LIBOR 3.750% 11/16/25 B1 372,928
3,681 Total Health Care Providers & Services 3,307,660
Health Care Technology - 0.7%
319 Athenahealth, Inc., Term
Loan(5)
3.500% Unfunded 3.500% 1/27/29 B+ 286,478
1,876 Athenahealth, Inc., Term
Loan B
6.576% SOFR30A 3.500% 1/27/29 B+ 1,685,996
2,195 Total Health Care Technology 1,972,474

Principal
Amount (000) Description (1) Coupon (3)
Reference
Rate (3) Spread (3) Maturity (4) Ratings (2) Value
Hotels, Restaurants & Leisure - 0.2%
$ 644 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B $ 637,588
Insurance - 0.1%
198 Alliant Holdings
Intermediate, LLC, Term Loan
B4(WI/DD)
TBD TBD TBD TBD B 188,105
Paper & Forest Products - 0.5%
1,500 Sylvamo Corporation, Term
Loan B
7.615% 1-Month LIBOR 4.500% 9/13/28 BB+ 1,449,375
Personal Products - 0.2%
790 Journey Personal Care Corp.,
Term Loan B
7.924% 3-Month LIBOR 4.250% 3/01/28 B3 512,840
Software - 2.3%
1,980 Apttus Corporation, Term
Loan
7.117% 3-Month LIBOR 4.250% 5/06/28 BB 1,831,500
3,455 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 3,016,054
1,244 McAfee, LLC, Term Loan B 6.362% SOFR30A 3.750% 2/03/29 BB+ 1,138,374
472 RealPage, Inc, Term Loan,
First Lien
6.115% 1-Month LIBOR 3.000% 4/22/28 B+ 442,890
7,151 Total Software 6,428,818
Specialty Retail - 1.2%
1,477 Great Outdoors Group, LLC,
Term Loan B
7.365% 1-Month LIBOR 4.250% 3/05/28 BB- 1,370,459
1,980 PetSmart, Inc., Term Loan B 6.870% 1-Month LIBOR 3.750% 2/12/28 BB- 1,880,594
222 WOOF Holdings, Inc, Term
Loan, First Lien
7.315% 3-Month LIBOR 3.750% 12/21/27 B2 209,990
3,679 Total Specialty Retail 3,461,043
Transportation Infrastructure - 0.2%
600 Brown Group Holding, LLC,
Term Loan B2
6.797% SOFR30A 3.750% 7/02/29 B+ 583,248
Wireless Telecommunication Services - 0.3%
741 GOGO Intermediate
Holdings LLC, Term Loan B
6.556% 3-Month LIBOR 3.750% 4/30/28 B+ 720,258
$ 38,779 Total Variable Rate Senior Loan Interests (cost $38,350,485) 35,485,299
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 22,177,392 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7.9% (5.4% of Total Investments)
X 22,177,392
Automobiles - 0.4%
$ 1,473 General Motors Financial Co Inc 5.750% N/A (6) BB+ $ 1,194,921
Banks - 0.8%
1,000 Citigroup Inc 5.000% N/A (6) BBB- 889,878
1,000 NBK Tier 1 Ltd, 144A 3.625% N/A (6) Baa3 849,196
475 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 396,323
2,475 Total Banks 2,135,397

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Communications Equipment - 0.4%
$ 1,500 Vodafone Group PLC 4.125% 6/04/81 BB+ $ 1,038,750
Consumer Finance - 0.4%
1,500 Ally Financial Inc 4.700% N/A (6) Ba2 1,169,264
Electric Utilities - 0.6%
2,000 Edison International 5.375% N/A (6) BB+ 1,645,000
Food Products - 0.9%
1,500 Land O' Lakes Inc, 144A 8.000% N/A (6) BB 1,440,000
1,000 Land O' Lakes Inc, 144A 7.000% N/A (6) BB 925,000
2,500 Total Food Products 2,365,000
Independent Power And Renewable Electricity Producers - 0.6%
2,000 Vistra Corp, 144A 7.000% N/A (6) Ba3 1,746,020
Insurance - 1.0%
1,750 Assurant Inc 7.000% 3/27/48 Baa3 1,715,000
1,250 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,114,419
3,000 Total Insurance 2,829,419
Media - 0.5%
1,750 Paramount Global 6.375% 3/30/62 Baa3 1,511,822
Multi-Utilities - 0.4%
1,500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 1,225,155
Oil, Gas & Consumable Fuels - 0.6%
1,900 Energy Transfer LP 6.500% N/A (6) BB 1,655,098
Trading Companies & Distributors - 0.9%
1,000 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 912,500
1,750 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,562,146
2,750 Total Trading Companies & Distributors 2,474,646
Wireless Telecommunication Services - 0.4%
1,300 Network i2i Ltd, 144A 5.650% N/A (6) BB 1,186,900
$ 25,648 Total $1,000 Par (or similar) Institutional Preferred (cost $25,575,263) 22,177,392
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 16,747,361 CONTINGENT CAPITAL SECURITIES - 6.0% (4.1% of Total Investments)
X 16,747,361
Banks - 5.2%
$ 1,900 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (6) Ba2 $ 1,648,839
1,980 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (6) Ba2 1,833,975
2,100 Banco Santander SA 4.750% N/A (6) Ba1 1,451,856
1,000 Banco Santander SA , Reg S 7.500% N/A (6) Ba1 930,124
1,000 Bancolombia SA 4.625% 12/18/29 Ba3 840,000
1,475 Barclays PLC 8.000% N/A (6) BBB- 1,290,920
1,000 BNP Paribas SA, 144A 7.000% N/A (6) BBB 865,303
1,500 Danske Bank A/S , Reg S 4.375% N/A (6) BBB- 1,154,958
2,000 ING Groep NV 6.500% N/A (6) BBB 1,785,780
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (6) BB+ 1,733,357
1,000 Societe Generale SA, 144A 8.000% N/A (6) BB 953,430
16,955 Total Banks 14,488,542

Investments in Derivatives
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Capital Markets - 0.8%
$ 1,500 Credit Suisse Group AG, 144A 9.750% N/A (6) BB- $ 1,471,319
1,050 Deutsche Bank AG 6.000% N/A (6) BB- 787,500
2,550 Total Capital Markets 2,258,819
$ 19,505 Total Contingent Capital Securities (cost $19,538,053) 16,747,361
Shares Description (1) Coupon Ratings (2) Value
X 3,668,284 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 1.3% (0.9% of Total Investments)
X 3,668,284
Banks - 0.2%
25,200 Western Alliance Bancorp 4.250% Ba1 $ 552,384
Insurance - 0.2%
30,000 Enstar Group Ltd 7.000% BBB- 703,500
Oil, Gas & Consumable Fuels - 0.5%
60,000 NuStar Energy LP 10.249% B2 1,334,400
Trading Companies & Distributors - 0.4%
40,000 WESCO International Inc 10.625% B 1,078,000
Total $25 Par (or similar) Retail Preferred (cost $4,017,902) 3,668,284
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
669,615 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% (0.2% of Total Investments)
X 669,615
$ 750 Industrial DPR Funding Ltd , 144A 5.380% 4/15/34 BBB $ 669,615
$ 750 Total Asset-Backed and Mortgage-Backed Securities (cost $750,000) 669,615
Shares Description (1) Value
X 407,165 COMMON STOCKS - 0.2% (0.1% of Total Investments)
X 407,165
Airlines - 0.2%
47,127 Grupo Aeromexico SAB de CV (8) $ 407,165
Total Common Stocks (cost $885,858) 407,165
Total Long-Term Investments (cost $481,975,230) 392,049,893
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.3% (3.7% of Total Investments)
14,968,179 REPURCHASE AGREEMENTS - 5.3% (3.7% of Total Investments)
X 14,968,179
$ 14,968 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$14,969,214, collateralized by $12,016,500, U.S.
Treasury Inflation Index Notes, 0.125%, due 1/15/23,
value $15,267,611
0.830% 10/03/22 $ 14,968,179
Total Short-Term Investments (cost $14,968,179) 14,968,179
Total Investments (cost $ 496,943,409 ) - 144 .7% 407,018,072
Borrowings - (46.9)% (9),(10) (132,000,000)
Other Assets Less Liabilities -  2.2%(11) 6,341,795
Net Assets Applicable to Common Shares - 100% $ 281,359,867

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JGH
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date (12) Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services LLC $ 87,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 4,562,109 $ 4,562,109
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 268,944,455 $ – $ 268,944,455
Sovereign Debt – 43,950,322 – 43,950,322
Variable Rate Senior Loan Interests – 35,485,299 – 35,485,299
$1,000 Par (or similar) Institutional
Preferred – 22,177,392 – 22,177,392
Contingent Capital Securities – 16,747,361 – 16,747,361
$25 Par (or similar) Retail Preferred 3,668,284 – – 3,668,284
Asset-Backed and Mortgage-Backed
Securities – 669,615 – 669,615
Common Stocks 407,165 – – 407,165
Short-Term Investments:
Repurchase Agreements – 14,968,179 – 14,968,179
Investments in Derivatives:
Interest Rate Swaps* – 4,562,109 – 4,562,109
Total
$ 4,075,449 $ 407,504,732 $ – $ 411,580,181
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(4) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Perpetual security. Maturity date is not applicable.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Borrowings as a percentage of Total Investments is 32.4%.
(10) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.